Stock Options (Details 3) (Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Risk-free interest rate	0.80%		2.30%
Risk-free interest rate, Maximum		0.90%
Risk-free interest rate, Minimum		1.50%
Expected option term	4 years 6 months	4 years 6 months	4 years 6 months
Expected price volitility	62.00%	55.00%	39.00%
Dividend yield	0.00%	0.00%	0.00%
Weighted average grant date fair value (in dollars per share)	$ 22.36	$ 10.67	$ 6.13